POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2018
Defined benefit pension plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	1.70%
Rate of compensation increase	1.70%
Defined benefit pension plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	3.90%
Rate of compensation increase	2.60%
Post-retirement plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	3.90%
Immediate trend rate	4.00%
Ultimate trend rate	4.00%
Post-retirement plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	5.60%
Immediate trend rate	8.00%
Ultimate trend rate	6.10%